RELATED PARTY TRANSACTIONS (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) aircraft shares	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)
Match Group | Employee Matters Agreement
Related Party Transaction [Line Items]
Shares received from related party pursuant to employee matters agreement (in shares) | shares	1.0
Shares received from related party as reimbursement for exercise and settlement of equity awards denominated in shares of subsidiary (in shares) | shares	0.5
Shares received from related party as reimbursement for exercise and vesting of equity awards denominated in shares of parent (in shares) | shares	0.4
Match Group | Services Agreement
Related Party Transaction [Line Items]
Payments received from related parties	$ 11.8	$ 0.7
Match Group | Tax Sharing Agreement
Related Party Transaction [Line Items]
Amounts due to related party	9.0
Payments received from related parties	$ 19.9
Other Affiliates
Related Party Transaction [Line Items]
Ownership interest held by each of the Company and Expedia in aircraft (as a percent)	50.00%
Number of aircraft operated | aircraft	2
IAC's total purchase price and refurbish costs in aircraft			$ 25.0
Percentage of total purchase price and refurbish costs paid in related party transaction			50.00%
Ownership interest held by each of the Company and Expedia in an entity employing aircraft flight crew (as a percent)	50.00%